Net debt	12 Months Ended
Dec. 31, 2023
Disclosure of net debt [abstract]
Net debt

30. Net debt

	Listing exchange	2023 £m	2022 £m
Current assets:
Liquid investments		42	67
Cash and cash equivalents		2,936	3,723
		2,978	3,790
Short-term borrowings:
Commercial paper		(815)	(1,191)
Bank loans, overdrafts and other		(191)	(448)
0.125% € Euro Medium Term Note 2023	London Stock Exchange	–	(665)
0.000% € Euro Medium Term Note 2023	London Stock Exchange	–	(443)
0.534% US$ Medium Term Note 2023	New York Stock Exchange	–	(1,038)
3.000% US$ US Medium Term Note 2024	New York Stock Exchange	(784)	–
1.375% € Euro Medium Term Note 2024	London Stock Exchange	(867)	–
Lease liabilities		(156)	(167)
		(2,813)	(3,952)
Long-term borrowings:
3.000% US$ US Medium Term Note 2024	New York Stock Exchange	–	(829)
1.375% € Euro Medium Term Note 2024	London Stock Exchange	–	(884)
4.000% € Euro Medium Term Note 2025	London Stock Exchange	(650)	(663)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(783)	(827)
1.000% € Euro Medium Term Note 2026	London Stock Exchange	(608)	(620)
1.250% € Euro Medium Term Note 2026	London Stock Exchange	(867)	(885)
3.000% € Euro Medium Term Note 2027	London Stock Exchange	(434)	(442)
3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(306)	(306)
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,370)	(1,450)
0.883% ¥ Euro Medium Term Note 2028	London Stock Exchange	(235)	–
1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(745)	(744)
3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(778)	(822)
1.375% € Euro Medium Term Note 2029	London Stock Exchange	(433)	(441)
1.750% € Euro Medium Term Note 2030	London Stock Exchange	(650)	(663)
3.125% € Euro Medium Term Note 2032	London Stock Exchange	(604)	(616)
5.250% £ Euro Medium Term Note 2033	London Stock Exchange	(566)	(640)
5.375% US$ US Medium Term Note 2034	London Stock Exchange	(390)	(412)
1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(745)	(744)
6.375% US$ US Medium Note 2038	New York Stock Exchange	(2,139)	(2,264)
6.375% £ Euro Medium Term Note 2039	London Stock Exchange	(627)	(695)
5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(472)	(472)
4.200%US$ US Medium Term Note 2043	New York Stock Exchange	(385)	(408)
4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(366)	(366)
Other long-term borrowings		(1)	(1)
Lease liabilities		(1,051)	(841)
		(15,205)	(17,035)
Net debt		(15,040)	(17,197)
Current assets
Liquid investments are classified as financial assets at amortised cost. At 31 December 2023, they included US Treasury Notes and other government bonds. The effective interest rate on liquid investments at 31 December 2023 was approximately 0.9% (2022: approximately 0.1%). Liquid investment balances at 31 December 2023 earning interest at floating rates amount to £31 million (2022: £67 million). Liquid investment balances at 31 December 2023 earning interest at fixed rates amount to £11 million (2022: £nil).
Balances reported within cash and cash equivalents have an original maturity of three months or less. The effective interest rate on cash and cash equivalents at 31 December 2023 was approximately 4.7% (2022: approximately 3.1%). Cash and cash equivalents at 31 December 2023 earning interest at floating and fixed rates amounted to £2,720 million and £38 million respectively (2022: £3,441 and £10 million) and non-interest bearing holdings amounted to £178 million (2022: £272 million).
GSK’s policy regarding the credit quality of cash and cash equivalents is set out in Note 44, ‘Financial instruments and related disclosures’.
Short-term borrowings
GSK has a $10 billion (£7.8 billion) US commercial paper programme, of which $850 million (£667 million) was in issue at 31 December 2023 (2022: $900 million (£748 million)). GSK has a £5 billion Euro commercial paper programme, of which €170 million (£148 million) was in issue at 31 December 2023 (2022: €500 million (£443 million)). GSK has a £1.6 billion three-year committed facility and $2.2 billion (£1.7 billion) 364 day committed facility. The three-year committed facility was agreed in February 2022 and extended by one year in August 2023 to September 2026. The 364-day committed facility was agreed in September 2023. These facilities were undrawn at 31 December 2023.
The weighted average interest rate on commercial paper borrowings at 31 December 2023 was 5.1% (2022: 3.5%).
The weighted average interest rate on current bank loans and overdrafts at 31 December 2023 was 4.6% (2022: 7.8%).
The average effective pre-swap interest rate of notes classified as short-term at 31 December 2023 was 2.4% (2022: 0.4%).
Long-term borrowings
At the year-end, GSK had long-term borrowings of £15.2 billion (2022: £17.0 billion), of which £8.7 billion (2022: £11.1 billion) fell due in more than five years.
During 2023 through a bilateral buyback for outstanding Sterling Notes, GSK repurchased £76m of the 5.250% £ Euro Medium Term Note 2033 and £69m of the 6.375% £ Euro Medium Term Note 2039.
The average effective pre-swap interest rate of all notes in issue at 31 December 2023 was approximately 3.7% (2022: approximately 3.5%).
Long-term borrowings repayable after five years carry interest at effective rates between 1.5% and 6.6%, with repayment dates ranging from 2029 to 2045.
Both effective rates exclude the impact of one-off premiums associated with the early repayment of the Sterling Notes.
Pledged assets
The Group held pledged investments in US Treasury Notes with a par value of $54 million (£42 million), (2022: $56 million
(£47 million)) as security against irrevocable letters of credit issued on the Group’s behalf in respect of the Group’s self-insurance activity. Provisions in respect of self-insurance are included within the provisions for legal and other disputes discussed in Note 32, 'Other provisions’.
Lease liabilities
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2023 £m	2022 £m
Rental payments due within one year	156	167
Rental payments due between one and two years	214	201
Rental payments due between two and three years	134	127
Rental payments due between three and four years	114	97
Rental payments due between four and five years	88	80
Rental payments due after five years	501	336
Total lease liabilities	1,207	1,008